Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 270,283	$ 229,833	$ 167,181
Cost of revenue and expenses:
Cost of revenue	206,059	169,552	133,055
Research and development	30,619	50,133	55,452
General and administrative	51,075	47,399	44,777
Sales and marketing	15,923	15,817	18,184
Restructuring costs	808	1,682	19,000
Foreign exchange loss	8,957	562	6,565
Depreciation and amortization (notes 10 and 11)	8,824	9,826	11,244
Impairments on long lived assets, net (note 10)	736	1,550	4,843
Cost of revenue and expenses	323,001	296,521	293,120
Loss from continuing operations	(52,718)	(66,688)	(125,939)
Income from investments accounted for by the equity method	22,728	12,514	5,838
Interest on long-term debt and accretion on royalty payable	(9,133)	(14,487)	(10,773)
Bargain purchase gain from acquisition (note 5)	0	0	35,808
Interest and other income (expense), net of bank charges	465	1,377	(1,656)
Loss from continuing operations before income taxes	(38,658)	(67,284)	(96,722)
Income tax expense (recovery) (note 18):
Current	3,950	(2,780)	1,610
Deferred	(1,838)	(1,644)	2,340
Income tax expense (recovery)	2,112	(4,424)	3,950
Net loss from continuing operations	(40,770)	(62,860)	(100,672)
Net income from discontinued operations (note 6)	9,278	52,881	3,099
Net loss for the year	(31,492)	(9,979)	(97,573)
Other comprehensive income (loss):
Cumulative translation adjustment	(1,353)	11,382	1,295
Comprehensive gain (loss)	$ (32,845)	$ 1,403	$ (96,278)
Income (loss) per share:
From continuing operations - basic and diluted (in dollars per share)	$ (0.31)	$ (0.52)	$ (1.10)
From discontinued operation - basic and diluted (in dollars per share)	0.07	0.44	0.03
Net income (loss) per share (in dollars per share)	$ (0.24)	$ (0.08)	$ (1.07)
Weighted average common shares outstanding:
Basic and diluted (in shares)	132,371,396	119,558,566	91,028,504